Net Loss Per Share Attributable to Common Unit/Stockholders - Schedule of Antidilutive Securities Excluded From Computation Of Earnings Per Share (Details) - BETTER THERAPEUTICS OPCO [Member] - shares	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	14,249,943	6,902,263	13,574,293	6,902,263	9,519,454	6,415,967
Convertible Series Seed Preferred Units / Stock
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	1,066,667	1,066,667	1,066,667	1,066,667	1,066,667	1,066,667
Convertible Series A Preferred Units / Stock
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	4,999,807	4,999,807	4,999,807	4,999,807	4,999,807	4,999,807
Profits Interest Units
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	0	835,789	0	835,789	0	349,493
SAFE agreements
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	6,925,497	0	6,925,497	0	2,719,827	0
Restricted stock
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	355,197	0	355,197	0	517,528	0
Stock Options
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	902,775	0	227,125	0	215,625	0